Key Accounting Judgements and Estimates - Additional Information (Detail) £ in Millions, $ in Billions	1 Months Ended	12 Months Ended
	Jun. 30, 2018 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Jun. 30, 2018 USD ($)	Dec. 31, 2015 GBP (£)
Disclosure of changes in accounting estimates [line items]
Turnover		£ 30,821	£ 30,186	£ 27,889
Tax charge for the year		754	1,356	877
Tax payable, current		965	995
Tax recoverable, current		229	258
Tax payable, non-current		272	411
Uncertain tax position charge		1,082	1,175
Legal costs		117	166
Provision for legal and other disputes		219	186
Contingent consideration and put option liabilities		1,851	2,134
Contingent consideration liabilities		6,286	6,172	5,896		£ 3,855
Surplus on defined benefit schemes		£ 711	470
Percentage of decrease in discount rate		0.25%
Net pension deficit		£ 707
Increased annual pension cost		28
Shionogi ViiV healthcare joint venture [member] | Trade and other payable [member] | Written put options [member]
Disclosure of changes in accounting estimates [line items]
Put option recognised		1,240
Shionogi ViiV healthcare joint venture [member]
Disclosure of changes in accounting estimates [line items]
Contingent consideration liabilities		5,937	5,542	£ 5,304		£ 3,409
Business combinations [member]
Disclosure of changes in accounting estimates [line items]
Contingent consideration liabilities		6,286	6,172
Novartis [member]
Disclosure of changes in accounting estimates [line items]
Contingent consideration liabilities		£ 296	£ 584
Acquisition cost | $					$ 13
Acquisition related net charge	£ 658